DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

Debt £	2025	2024
Convertible notes payable	—	1,771,593
Convertible notes payable, net - related party	—	999,937
Convertible notes payable, at fair value	—	1,213,564
Convertible notes payable, at fair value - related party	—	40,930
Notes payable	340,072	231,631
Loans payable	100,000	—
Loans payable - related party	1,766,666	—
Accrued interest	67,512	144,585
Accrued interest - related party	43,153	126,827
Total Debt	2,317,403	4,529,067

Convertible Debt
See below for roll forward of the 2023 Secured Convertible Loan Notes:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	1,796,289
Proceeds received	750,000
Interest accrued	129,870
Closing balance of convertible notes, December 31, 2024	2,676,159
Proceeds received	2,600,000
Interest accrued	447,886
Conversion of convertible notes	(5,724,045)
Closing balance of convertible notes, December 31, 2025	—

See below for roll forward of the Pantheon Loan Note:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	—
Proceeds received	318,000
Interest accrued	38,160
Interest paid	(38,160)
Closing balance of convertible notes, December 31, 2024	318,000
Proceeds received	—
Interest accrued	38,683
Interest paid	(30,110)
Conversion of convertible notes	(318,000)
Closing balance of interest outstanding on convertible notes, December 31, 2025	8,573

See below for the roll forward of the convertible debt held at fair value:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	—
Fair value balance of convertible notes, at issuance	775,000
Change in fair value of convertible notes	479,024
Balance of fair value of convertible notes, December 31, 2024	1,254,024
Issuance of convertible notes	50,000
Change in fair value of convertible notes	489,832
Repayment of convertible notes	(125,000)
Carrying value of convertible notes extinguished upon conversion to equity	(1,668,856)
Ending fair value of convertible notes, December 31, 2025	—